Deferred Tax Assets and Deferred Tax Liabilities (Details) - Deferred tax [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets, non-current
Revenue an expense cutoff	$ 78,456	$ 62,789
Allowance for doubtful accounts	235,007	153,957
Accrued revenue (net of cost)	1,709,433
Deferred tax assets, non-current, Gross	2,022,896	216,746
Less: valuation allowance	(1,709,433)
Deferred tax assets, non-current, Net	313,463	216,746
Deferred tax liability, non-current
Accrued revenue (net of cost)		(60,476)
Revenue and expense cutoff		(86,406)
Deferred tax liability, current gross		$ (146,882)